Cash and cash equivalents and marketable securities	6 Months Ended
Jun. 30, 2024
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents and marketable securities

3.	Cash and cash equivalents and marketable securities
3.1.	Cash and cash equivalents

They include cash, available bank deposits and short-term financial investments with high liquidity, which meet the definition of cash equivalents.

	06.30.2024	12.31.2023
Cash at bank and in hand	511	103
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	437	1,742
Other investment funds	110	279
	547	2,021
- Abroad
Time deposits	4,652	7,737
Automatic investing accounts and interest checking accounts	2,140	2,852
Other financial investments	34	14
	6,826	10,603
Total short-term financial investments	7,373	12,624
Total cash and cash equivalents	7,884	12,727

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds that can be redeemed immediately, as well as reverse repurchase agreements that mature within three months as of the date of their acquisition. Short-term financial investments abroad comprise time deposits that mature in three months or less from the date of their acquisition, highly-liquid automatic investment accounts, interest checking accounts and other short-term fixed income instruments.

3.2.	Marketable securities

	06.30.2024	12.31.2023
Fair value through profit or loss	623	926
Amortized cost - Bank Deposit Certificates and time deposits	4,963	4,249
Amortized cost - Others	48	53
Total	5,634	5,228
Current	4,290	2,819
Non-current	1,344	2,409

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds (amounts determined by level 1 of the fair value hierarchy). These financial investments have maturities of more than three months.

Securities classified as amortized cost refer to investments in Brazil in floating rate Bank Deposit Certificates with daily liquidity, with initial maturities between one and two years, and to investments abroad in time deposits with maturities of more than three months from the contracting date.